Debt, Convertible Notes, and Warrants - Summary of Company's Debt And Convertible Note Agreements And Outstanding (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Weighted Average Exercise Price			$ 11.50
Planet Labs Inc. | Warrants to purchase Class A Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding	936,100	936,100
Number of Warrants Exercisable	936,100	936,100
Weighted Average Exercise Price	$ 0.004	$ 0.004
Weighted Average Remaining Term (in Years)	7 years 10 months 24 days	8 years 7 months 24 days
Planet Labs Inc. | Warrants to purchase Series B Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding	497,010	497,010
Number of Warrants Exercisable	497,010	497,010
Weighted Average Exercise Price	$ 5.030	$ 5.030
Weighted Average Remaining Term (in Years)	3 years 3 months 29 days	4 years 29 days
Planet Labs Inc. | Warrants to purchase Series D Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Number of Warrants Outstanding	1,476,468	1,476,468
Number of Warrants Exercisable	1,476,468	1,476,468
Weighted Average Exercise Price	$ 14.375	$ 14.375
Weighted Average Remaining Term (in Years)	7 years 9 months 7 days	8 years 6 months 7 days